Nature of business (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 21, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Proceeds from issuance initial public offering	$ 131.6
Common Stock
Class of Stock [Line Items]
Issuance of common shares in initial public offering (in shares)	5,957,447	5,994,012	0	0
Share price (in dollars per share)	$ 23.50